Activity in Various Plans (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares under option, Beginning Balances	1,763,497
Shares under option, Exercised	(102,226)
Shares under option, Canceled	(638,670)
Shares under option, Ending Balances	1,022,601
Weighted average exercise price, Beginning Balances	$ 18.16
Weighted average exercise price, Exercised	$ 9.82
Weighted average exercise price, Canceled	$ 16.91
Weighted average exercise price, Ending Balances	$ 19.77
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option price per share, Beginning Balances	$ 6.10
Option price per share, Exercised	$ 6.49
Option price per share, Canceled	$ 6.10
Option price per share, Ending Balances	$ 11.53
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option price per share, Beginning Balances	$ 25.83
Option price per share, Exercised	$ 15.06
Option price per share, Canceled	$ 25.83
Option price per share, Ending Balances	$ 25.83